Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
V Capital Sdn Bhd [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Purchase of technology consultancy services
Significant related party transactions				RM 2,000,000
V Capital Sdn Bhd One [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Purchase of services
Significant related party transactions	RM 2,800,000	610,115		2,227,465
V Capital Sdn Bhd Two [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Capital Sdn Bhd
Significant related party transactions	RM (165,000)	(35,953)	(1,845,275)	(5,834,990)
V Invesco Sdn Bhd [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid to V Invesco Sdn Bhd
Significant related party transactions			(202,574)	393,810
V Invesco Sdn Bhd One [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Sale of services
Significant related party transactions			1,304,478
Hoo Voon Him One [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions	RM (204,469)	(44,554)	(966,797)	(1,428,088)
Hoo Voon Him Two [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Trade nature
Description	Sales of business consultancy fee
Significant related party transactions	RM (983,597)	(214,324)
Noraini Binti Aripin [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions	RM (930,890)	(202,839)
Treasure Global Inc [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common Director
Nature	Trade nature
Description	Sale of business consultancy fee
Significant related party transactions				9,603,213
Treasure Global Inc one [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common Director
Nature	Non-trade nature
Description	Investment in shares
Significant related party transactions	RM 369,967	80,615		34,221,879
Treasure Global Inc Two [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common Director
Nature	Non-trade nature
Description	Dispose in shares
Significant related party transactions	RM (369,931)	(80,607)
Reveillon Group Sdn Bhd [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Sales of financing services
Significant related party transactions	RM (39,205)	(8,543)
Reveillon Group Sdn Bhd One [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Sales of services
Significant related party transactions	RM (149,304)	(32,533)
XVI Troika Sdn Bhd [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Sales of financing services
Significant related party transactions	RM (44,337)	$ (9,661)